Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2022	Mar. 31, 2022
Derivatives, Fair Value [Line Items]
Notional amount	[1]	¥ 1,917,804	¥ 1,635,837
Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	1,627,102	1,395,950
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	260,472	217,462
Equity-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	7,735	9,887
Credit-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	21,379	11,857
Other contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	1,116	681
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	18,030	9,723
Fair value of derivative payables	[2]	18,294	9,770
Not Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	8,916	4,624
Fair value of derivative payables	[2]	9,229	4,716
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	8,571	4,436
Fair value of derivative payables	[2]	8,665	4,472
Not Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	285	426
Fair value of derivative payables	[2]	214	345
Not Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	166	118
Fair value of derivative payables	[2]	94	121
Not Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	92	119
Fair value of derivative payables	[2]	¥ 92	¥ 116

[1]	Notional amount includes the sum of gross long and gross short third-party contracts.
[2]	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.